Acquisition of Businesses (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 03, 2007 USD ($)	Dec. 31, 2016 period
Business Acquisition [Line Items]
Length of Master franchise agreement	20 years
Number of subsequent payment periods | period		2
Latin America And Caribbean McDonald's [Member]
Business Acquisition [Line Items]
Final purchase price | $	$ 698,080
First Ten Years [Member]
Business Acquisition [Line Items]
First franchise fee payment period		10 years
Royalty fee, percentage		5.00%
Next Five Years [Member]
Business Acquisition [Line Items]
Royalty fee, percentage		6.00%
Subsequent period of the agreement		5 years
Last Five Years [Member]
Business Acquisition [Line Items]
Royalty fee, percentage		7.00%
Subsequent period of the agreement		5 years